RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Media deposits		$ 104,390
Prepayments	$ 215,689	3,314,744
Amounts due from related parties	30,075	28,667
Due from related parties	30,075	28,667
Due to related parties	12,176	14,499
Related Party | Horgos Zhijiantiancheng
RELATED PARTY TRANSACTIONS AND BALANCES
Media deposits		104,390
Prepayments	215,689	3,314,744
Related Party | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related parties	3,546	14,499
Related Party | Anruitai
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	28,667	$ 28,667
Related Party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties	1,408
Due to related parties	$ 8,630